FINANCIAL OBLIGATIONS - Reconciliation of movements of liabilities (Details) - COP ($) $ in Millions		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	$ 41,958,506	$ 41,958,506	$ 38,637,538	$ 37,708,846
Change in accounting policies on January 1, 2019	2,225,545
Cash flows from financing activities:
Dividends paid to shareholders		(1,266,920)	(1,128,535)	(1,307,525)
Dividends paid to non-controlling interest		(804,302)	(745,932)	(768,769)
Payment of outstanding debt securities		(1,544,225)	(1,139,897)	(3,913,694)
Acquisition of NCI without a change in control				(4,096)
Issuance of shares			988,072
Equity transaction		(67,097)	(67,157)
Issuance of debt securities (excluding interest issuance of debt securities)		3,130,254	1,095,892	4,548,108
Interest issuance of debt securities		18,633
Leases		(362,334)
Net cash used in financing activities		(895,991)	(997,557)	(1,445,976)
Cash flows from operating activities:
Accrued interest		1,426,064	1,162,699	1,162,203
Interest paid		(1,297,808)	(922,968)	(1,205,741)
Other changes		1,528,564	1,880,762	1,199,713
Total liabilities related to other changes		1,656,821	2,120,493	1,156,175
Total equity related to other changes		2,603,750	2,198,032	1,218,493
Balance at end of period		47,548,631	41,958,506	38,637,538
Issued capital [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	22,281	22,281	22,281	22,281
Cash flows from operating activities:
Balance at end of period		22,281	22,281	22,281
Additional paid-in capital
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	8,472,336	8,472,336	8,303,431	8,307,527
Cash flows from financing activities:
Acquisition of NCI without a change in control				(4,096)
Equity transaction		(26,570)	(12,674)
Net cash used in financing activities		(26,570)	(12,674)	(4,096)
Cash flows from operating activities:
Total equity related to other changes			181,579
Balance at end of period		8,445,766	8,472,336	8,303,431
Non-controlling interests [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	11,764,639	11,764,639	9,564,584	9,057,669
Cash flows from financing activities:
Issuance of shares			988,072
Equity transaction		(40,527)	(54,483)
Net cash used in financing activities		(40,527)	933,589
Cash flows from operating activities:
Other changes		(830,160)	(749,987)	(711,578)
Total liabilities related to other changes		(830,160)	(749,987)	(711,578)
Total equity related to other changes		2,603,750	2,016,453	1,218,493
Balance at end of period		13,497,702	11,764,639	9,564,584
Dividends Payable [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	535,310	535,310	590,041	644,733
Cash flows from financing activities:
Dividends paid to shareholders		(1,266,920)	(1,128,535)	(1,307,525)
Dividends paid to non-controlling interest		(804,302)	(745,932)	(768,769)
Net cash used in financing activities		(2,071,222)	(1,874,467)	(2,076,294)
Cash flows from operating activities:
Other changes		2,167,023	1,819,736	2,021,602
Total liabilities related to other changes		2,167,023	1,819,736	2,021,602
Balance at end of period		631,111	535,310	590,041
Bonds Issued [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	20,140,351	20,140,351	19,102,196	18,568,236
Cash flows from financing activities:
Payment of outstanding debt securities		(1,544,225)	(1,139,897)	(3,913,694)
Issuance of debt securities (excluding interest issuance of debt securities)		3,130,254	1,095,892	4,548,108
Interest issuance of debt securities		18,633
Net cash used in financing activities		1,604,662	(44,005)	634,414
Cash flows from operating activities:
Accrued interest		1,220,437	1,162,699	1,162,203
Interest paid		(1,103,218)	(922,968)	(1,205,741)
Other changes		56,037	842,429	(56,916)
Total liabilities related to other changes		173,255	1,082,160	(100,454)
Balance at end of period		21,918,268	20,140,351	19,102,196
Lease liabilities [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	1,023,589	1,023,589	1,055,005	1,108,400
Change in accounting policies on January 1, 2019	$ 2,225,545
Cash flows from financing activities:
Leases		(362,334)
Net cash used in financing activities		(362,334)
Cash flows from operating activities:
Accrued interest		205,627
Interest paid		(194,589)
Other changes		135,665	(31,416)	(53,395)
Total liabilities related to other changes		146,703	(31,416)	(53,395)
Balance at end of period		$ 3,033,502	$ 1,023,589	$ 1,055,005